Segment Disclosure (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales and identifiable assets by geographic region
Identifiable assets	€ 7,106,405,000		€ 6,025,421,000		€ 3,614,561,000
Total net sales	5,651,035,000	[1]	4,507,938,000	[1]	1,596,063,000	[1]
Segment Disclosure (Textual) [Abstract]
Net sales	5,651,035,000	[1]	4,507,938,000	[1]	1,596,063,000	[1]
Percentage of increase in net sales	25.40%
Sales to the largest customer	1,311,700,000		1,270,800,000		348,800,000
Net sales revenue from largest customer based on net sales as percentage	23.20%		28.20%		21.90%
Accounts receivable of three largest customers based on net sales as percentage	40.70%		42.40%		44.00%
Japan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	405,595,000	[1]	396,748,000	[1]	41,075,000	[1]
Identifiable assets	414,264,000		345,160,000		103,399,000
Korea [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,318,777,000	[1]	1,396,028,000	[1]	377,677,000	[1]
Identifiable assets	56,765,000		31,859,000		24,931,000
Singapore [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	436,308,000	[1]	215,357,000	[1]	155,825,000	[1]
Identifiable assets	14,179,000		17,189,000		7,987,000
Taiwan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,146,601,000	[1]	1,380,400,000	[1]	440,222,000	[1]
Identifiable assets	87,833,000		77,125,000		63,502,000
Rest of Asia [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	450,796,000	[1]	239,914,000	[1]	144,004,000	[1]
Identifiable assets	817,496,000		1,749,879,000		398,959,000
Europe [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	505,129,000	[1]	203,548,000	[1]	68,652,000	[1]
Identifiable assets	5,207,509,000		3,382,117,000		2,609,319,000
United States [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,387,829,000	[1]	675,943,000	[1]	368,608,000	[1]
Identifiable assets	€ 508,359,000		€ 422,092,000		€ 406,464,000

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.